Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.134%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,291,593.57

Principal:
Principal Collections	$23,729,570.28
Prepayments in Full	$10,962,146.29
Liquidation Proceeds	$433,243.60
Recoveries	$20,988.56
Sub Total	$35,145,948.73
Collections	$37,437,542.30

Purchase Amounts:
Purchase Amounts Related to Principal	$119,477.35
Purchase Amounts Related to Interest	$531.21
Sub Total	$120,008.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,557,550.86

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,557,550.86
Servicing Fee	$978,321.52	$978,321.52	$0.00	$0.00	$36,579,229.34
Interest - Class A-1 Notes	$15,633.59	$15,633.59	$0.00	$0.00	$36,563,595.75
Interest - Class A-2a Notes	$273,606.67	$273,606.67	$0.00	$0.00	$36,289,989.08
Interest - Class A-2b Notes	$132,287.17	$132,287.17	$0.00	$0.00	$36,157,701.91
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$35,773,910.24
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$35,632,078.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,632,078.57
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$35,575,103.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,575,103.90
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$35,532,724.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,532,724.32
Regular Principal Payment	$44,978,774.09	$35,532,724.32	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,557,550.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,532,724.32
Total					$35,532,724.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$27,917,124.07	$97.37	$15,633.59	$0.05	$27,932,757.66	$97.42
Class A-2a Notes	$5,162,647.62	$16.35	$273,606.67	$0.87	$5,436,254.29	$17.22
Class A-2b Notes	$2,452,952.63	$16.35	$132,287.17	$0.88	$2,585,239.80	$17.23
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$35,532,724.32	$26.97	$1,046,505.02	$0.79	$36,579,229.34	$27.76

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$27,917,124.07	0.0973740	$0.00	0.0000000
Class A-2a Notes	$315,700,000.00	1.0000000	$310,537,352.38	0.9836470
Class A-2b Notes	$150,000,000.00	1.0000000	$147,547,047.37	0.9836470
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$1,058,557,124.07	0.8035565	$1,023,024,399.75	0.7765834

Pool Information
Weighted Average APR	2.504%	2.491%
Weighted Average Remaining Term	51.98	51.12
Number of Receivables Outstanding	49,929	49,150
Pool Balance	$1,173,985,825.23	$1,138,315,690.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,082,243,616.18	$1,049,849,867.71
Pool Factor	0.8209701	0.7960260

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$17,074,735.36
Yield Supplement Overcollateralization Amount	$88,465,822.69
Targeted Overcollateralization Amount	$124,737,340.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,291,290.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		113	$425,697.31
(Recoveries)		9	$20,988.56
Net Loss for Current Collection Period			$404,708.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4137%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1741%
Second Prior Collection Period			0.4341%
Prior Collection Period			0.3945%
Current Collection Period			0.4201%
Four Month Average (Current and Prior Three Collection Periods)			0.3557%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		665	$1,533,010.55
(Cumulative Recoveries)			$29,003.73
Cumulative Net Loss for All Collection Periods			$1,504,006.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1052%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,305.28
Average Net Loss for Receivables that have experienced a Realized Loss			$2,261.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	334	$8,220,272.36
61-90 Days Delinquent	0.06%	29	$704,619.99
91-120 Days Delinquent	0.02%	7	$210,399.10
Over 120 Days Delinquent	0.01%	2	$61,971.33
Total Delinquent Receivables	0.81%	372	$9,197,262.78

Repossession Inventory:
Repossessed in the Current Collection Period		21	$601,734.30
Total Repossessed Inventory		36	$1,085,504.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0885%
Prior Collection Period			0.0841%
Current Collection Period			0.0773%
Three Month Average			0.0833%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0858%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer